Supplemental Cash Flow Information - Additional Information (Detail) ฿ in Millions, ¥ in Millions					1 Months Ended		12 Months Ended
	Jul. 24, 2017	Jun. 19, 2017 JPY (¥)	May 30, 2017	Apr. 25, 2016	Aug. 31, 2017	May 31, 2017	Dec. 31, 2017 JPY (¥)	Dec. 31, 2017 THB (฿)	Dec. 31, 2016 JPY (¥)	Jul. 18, 2017 shares	May 01, 2017 shares
Supplemental Cash Flow Information [Line Items]
Gain on divestiture of business and subsidiaries							¥ 10,444		¥ 1,731
Proceeds from short-term borrowings									22,080
Repayments of short-term borrowings									¥ 42,833
Number of shares issued | shares										1,007,810
Increase in share capital							2,000
Increase in share premium							2,000
Increase in treasury shares							¥ 4,000
LINE BIZ Plus Ltd. (subsequently renamed to RABBIT LINE PAY COMPANY LIMITED) [Member]
Supplemental Cash Flow Information [Line Items]
Joint venture ownership percentage under equity method				100.00%			50.00%	50.00%
Re-measurement to fair value of investment retained							¥ 2,384
Issuance of new shares | ฿								฿ 750
Gain on divestiture of business and subsidiaries							¥ 1,731
Next Floor Corporation [member]
Supplemental Cash Flow Information [Line Items]
Loan provided		¥ 1,976
Percentage of ownership	51.00%	51.00%
Snow Corporation [member]
Supplemental Cash Flow Information [Line Items]
Percentage of ownership							45.00%	45.00%	25.00%
Camera Application Business (was operated by a wholly owned subsidiary, LINE Plus Corporation) [member]
Supplemental Cash Flow Information [Line Items]
Number of newly issued common shares received in exchange for transfer of business | shares											208,455
Camera Application Business (was operated by a wholly owned subsidiary, LINE Plus Corporation) [member] | Ultimate Parent Company [member] | NAVER Corporation [member]
Supplemental Cash Flow Information [Line Items]
Percentage of ownership in Snow Corporation held by ultimate parent company							55.00%	55.00%	75.00%
Camera Application Business (was operated by a wholly owned subsidiary, LINE Plus Corporation) [member] | Snow Corporation [member]
Supplemental Cash Flow Information [Line Items]
Percentage of ownership			25.00%			48.60%	48.60%	48.60%	25.00%
Percentage of ownership in Snow Corporation held by ultimate parent company					45.00%